INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The reconciliation of income taxes computed at the PRC federal statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	2022	2021
PRC statutory tax rate	25%	25%
Computed expected benefits	$25,373	$(891,076)
Temporary differences	(350)	(50,911)
Permanent difference	(106,866)	56,227
Changes in valuation allowance	105,337	911,627
Reported income tax expense	$23,494	$25,867